Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Cost	$ 216	$ 183	$ 2,522
Gross unrealized gains	186	136	713
Gross unrealized losses	31	29	73
Fair value	371	290	3,162
Common shares [member]
Disclosure of financial assets [line items]
Cost	216	183	2,522
Gross unrealized gains	186	136	713
Gross unrealized losses	31	29	73
Fair value	$ 371	$ 290	$ 3,162